Business Combinations	12 Months Ended
Dec. 31, 2025
Business Combinations
Business Combinations

Note 15 Business Combinations

a)	Aguas de Origen S.A.

On April 28, 2022, CCU through its subsidiary, Compañía Cervecerías Unidas Argentina S.A. acquired 49% of the ownership of Aguas Danone de Argentina S.A. (“ADA”), which includes the business of mineral waters, flavored waters and powdered juices with its brands Villavicencio, Villa del Sur, Levité, Ser and Brío (the “Transaction”). The Transaction included the purchase and sale of shares and capital contribution in Argentine pesos for a total amount equivalent to USD 28.8 million (ThCh$ 29,428,835).

According to a public deed dated April 28, 2022, the subsidiary Compañía Cervecerías Unidas Argentina S.A., acquired 49,000 ordinary, nominative, non-endorsable shares of the company Aguas de Origen S.A. (“ADO”), at a value of one Argentine peso each, thus acquiring a 49% interest in this company. The payment for this acquisition was made effective on August 26, 2022.

It should be noted that ADO is the continuation of the business of ADA, which was effective as of December 1, 2022 as a result of the spin-off-merger approved by the shareholders' meetings of ADA and ADO on June 30, 2022.

On November 30, 2022, a purchase of 634,061 shares equivalent to ThCh$ 542,974 was made from Holding Internationale De Boissons S.A.S., which corresponds to 1% of ADO's shares, thus from that date until June 30, 2024, ADO qualified as a joint venture of the Company.

On May 28, 2024, CCU Argentina S.A. notified Holding Internationale de Boissons S.A.S. of the exercise of the stock option contained in the shareholders' agreement, which allowed CCU Argentina S.A. to acquire 8,471,349 shares equivalent to the 0.1% of shares of the former joint venture ADO.

On July 1, 2024, Holding Internationale de Boissons S.A.S. notified CCU Argentina S.A. of the acceptance of the exercise of the purchase option to acquire the amount of 8,471,349 corresponding to 0.1% of the shares of the ADO joint venture. Therefore, from July 1, 2024, CCU Argentina S.A. began to consolidate the accounting information of ADO, with a shareholding of 50.10% and exercise control over ADO.

For the business combination described above, the final fair values of assets and liabilities were determined (See Note 1 - General Information letter C), number (8)).

b)	AV S.A.

On October 14, 2024, Compañía Cervecerías Unidas S.A., through its subsidiaries CCU Inversiones II SpA. and CCU Inversiones S.A., entered into binding and definitive association agreements with Vierci Group (hereafter “Vierci”), which holds the license for PepsiCo's beverages and snacks distribution in Paraguay, through its companies AV S.A. and AJ S.A. Calidad Ante Todo (hereafter “AJ”).

According to the agreement, the parties agreed to consolidate the businesses of CCU, Bebidas del Paraguay S.A. (hereafter "BDP"), and Distribuidora del Paraguay S.A. (hereafter "DDP") with Vierci's business, AV S.A. (hereafter "AV"), based on the following milestones:

1. On the same date, CCU, through its subsidiaries CCU Inversiones II SpA. and CCU Inversiones S.A., and Vierci entered into a Share Exchange Agreement for DDP to AV. Under this agreement, CCU transferred 49% of DDP shares to Vierci, and Vierci transferred 51% of AV shares to CCU.

2. As stipulated in the Business Unit Transfer Agreement executed on the same date between BDP and AV, BDP acquired the Pepsi Business Unit. This unit comprises the assets, rights, obligations, contracts, licenses, and franchises of this new business.

3. Also on October 14, 2024, CCU and Vierci entered into a Share Purchase Agreement. Under this agreement, CCU sold a specific number of BDP shares to Vierci, with the goal that Vierci would ultimately hold a 49% stake in BDP after fulfilling certain stipulations defined in the agreement.

One of the stipulations of the Share Purchase Agreement is the capitalization of the share premium recorded in BDP's equity. BDP issued 11,843 new shares as part of the share package that CCU sold to Vierci. The securities representing the BDP shares sold by CCU were delivered to Vierci once the share premium capitalization was formalized on December 11, 2024.

The sale price of these shares amounted to USD 17,979,350 (equivalent to ThCh$ 17,112,779), paid as follows: USD 8,000,000 on October 14, 2024 and the remaining USD 9,979,350 on December 11, 2024 coinciding with the delivery of the securities to Vierci.

As of the date of these Financial Statements, not all stipulations of the agreement have been fulfilled. Therefore, Vierci's ownership in BDP as of December 31, 2025, is a 43% approximately.

For this business combination, final fair values have been determined for the assets and liabilities (See Note 1 - General Information, letter C, number (3)).

c)	D&D SpA.

Pursuant to the provisions of the share purchase and sale agreement entered into on June 7, 2022 between the subsidiary Compañía Pisquera de Chile S.A. as purchaser and by Panda SpA. and MBB SpA., as sellers (the Sellers), on December 29, 2022 CPCh formalized the acquisition of 51.0132% of the shares of D&D SpA., through the subscription of a capital increase and on December 30, 2022 through the purchase of shares from the Sellers. Both operations were subject to the fulfillment of certain conditions, which were resolved on January 20, 2023.

As explained above, on January 20, 2023, CPCh paid ThCh$ 1,250,000 (equivalent to 444 shares at ThCh$ 2,815.315 each), and also subscribed and paid 135 shares issued in connection with the capital increase agreed at an extraordinary shareholders' meeting of the company, for which CPCh paid ThCh$ 1,481.481 for each share, totaling ThCh$ 200,000. CPCh is now the holder of 579 shares, representing 51.0132% of its total capital stock. At the same time, the parties expressly state that they have agreed that this price will be subject to an increase based on the cases and forms indicated in the share purchase agreement.

On February 14, 2023, CPCh paid the Sellers ThCh$ 750,000, corresponding to the first price increase.

For this business combination, final fair values have been determined for the assets and liabilities (See Note 1 - General Information, letter C, number (12)).

During the year ended December 31, 2025, the Company has not enter any Business combination.